Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurement
Schedule of assets and liabilities measured at fair value on a recurring basis

	As of March 31, 2023			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Assets
Short-term investment	—	249,000,432	—	249,000,432

Liabilities
Convertible notes	—	—	366,261,610	366,261,610
ESA derivative liabilities	—	—	151,177,400	151,177,400
Warrant liabilities	—	—	77,100,474	77,100,474
Liability-settled share-based payment to non-employee	—	—	5,909,662	5,909,662
Deferred contingent consideration liability	—	—	65,968,319	65,968,319
	—	—	666,417,465	666,417,465

	As of December 31, 2022			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Assets
Short-term investment	—	372,375,701	—	372,375,701

Liabilities
Convertible notes	—	—	354,080,264	354,080,264
ESA derivative liabilities	—	—	269,251,436	269,251,436
Warrant liabilities	—	—	19,083,004	19,083,004
Liability-settled share-based payment to non-employee	—	—	4,039,468	4,039,468

	—	—	646,454,172	646,454,172

	As of December 31, 2021			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Liabilities
Convertible notes	—	—	318,466,215	318,466,215

Schedule of fair value measurement

					Liability-settled
					share-based
					payment to
	Convertible notes	Short-term investment	Warrant liabilities	ESA derivative liabilities	non-employee
Balance as of January 1, 2021	—	—	—	—	—
Additions	312,092,172	—	—	—	—
Changes in fair value of convertible notes, excluding impact of instrument-specific credit risk	5,577,001	—	—	—	—
Changes in fair value of convertible notes due to instrument-specific credit risk	548,029	—	—	—	—
Foreign currency translation adjustment	249,013	—	—	—	—
Balance as of December 31, 2021	318,466,215	—	—	—	—

Balance as of January 1, 2022	318,466,215	—	—	—	—
Additions	—	370,242,173	65,418,439	88,172,680	11,519,334
Changes in fair value, excluding impact of instrument-specific credit risk	4,493,605	2,133,528	(45,903,468)	186,598,308	(7,390,032)
Changes in fair value due to instrument specific credit risk	1,520,393	—	—	—	—
Foreign currency translation adjustment	29,600,051	—	(431,967)	(5,519,552)	(89,834)
Balance as of December 31, 2022	354,080,264	372,375,701	19,083,004	269,251,436	4,039,468

Schedule of assumptions

As of December 31, 2022, the assumptions were as follow:

	Convertible			Liability-settled share-based
	notes	ESA derivative liabilities	Warrants liabilities	payment to non-employee
Expected volatility	28.00%	18.00% – 26.00%	26.00%	26.00%
Risk-free interest rate (per annum)	4.10%	4.05% – 4.62%	4.07%	4.39%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Fair value of the underlying ordinary share	US$2.78	US$2.78	US$2.78	US$2.78
Bond yield	13.30%	—	—	—
Coupon rate	9.00%	—	—	—

24.Fair Value Measurement (continued)

The convertible notes were measured at fair value as of December 31, 2021 using the Binomial Option Pricing Model with the following assumptions:

2021
Expected volatility	25.00%
Risk-free interest rate (per annum)	1.10%
Expected dividend yield	0.00%
Bond yield	11.00%
Coupon rate	9.00%
Fair value of the underlying ordinary share (before share split)	US$6,079.83